Revenue - Summary of Major Components of Revenue (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Revenue from rendering of telecommunication services [abstract]
Voice usage and monthly fees	¥ 39,154		¥ 47,500	¥ 57,030
Broadband and mobile data services	137,133		118,209	105,634
Data and internet application services	20,074		17,782	12,936
Other value-added services	22,793		24,187	27,411
Interconnection fees	14,233		14,748	15,514
Leased lines and associated services	12,519		11,618	11,484
Other services	3,109		3,989	2,967
Total service revenue	249,015		238,033	232,976
Sales of telecommunications products	25,814		36,164	44,073
Total Revenue from telecommunication services	¥ 274,829	$ 42,240	¥ 274,197	¥ 277,049